Consolidated Statements of Operations (USD $)	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Aug. 15, 2012	Dec. 31, 2013	Dec. 31, 2011
Revenues	$ 70,578,000	$ 24,277,000	$ 31,770,000	$ 46,776,000	$ 178,970,000	$ 20,353,000
Cost of goods sold (including depreciation, depletion and amortization)	44,166,000	8,920,000	10,053,000	13,336,000	95,884,000	6,447,000
Gross profit	26,412,000	15,357,000	21,717,000	33,440,000	83,086,000	13,906,000
Operating costs and expenses:
General and administrative expenses	6,425,000	3,308,000	3,757,000	4,631,000	19,096,000	2,324,000
Exploration expense	0	1,000	121,000	539,000	47,000	381,000
Accretion of asset retirement obligation	57,000	57,000	102,000	16,000	228,000	28,000
Income from operations	19,930,000	11,991,000	17,737,000	28,254,000	63,715,000	11,173,000
Other income (expense):
Other income				6,000
Interest expense	(1,410,000)	(314,000)	(320,000)	(3,240,000)	(3,671,000)	(1,893,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	18,520,000	11,677,000	17,417,000	25,020,000	60,044,000	9,280,000
Income attributable to non-controlling interest	(148,000)	(18,000)	23,000	0	(274,000)	0
Net income	18,372,000	11,659,000	17,440,000	25,020,000	59,770,000	9,280,000
Common Units
Earnings per unit:
Earnings per unit, basic and diluted (in dollars per share)	$ 0.49	$ 0.40
Weighted average limited partner units outstanding:
Weighted average limited partnership units outstanding, basic and diluted (in shares)	15,233,529	13,644,094
Subordinated Units
Other income (expense):
Net income					28,817,000
Earnings per unit:
Earnings per unit, basic and diluted (in dollars per share)	$ 0.49	$ 0.40
Weighted average limited partner units outstanding:
Weighted average limited partnership units outstanding, basic and diluted (in shares)	13,640,351	13,640,351
Successor
Revenues			31,770,000		178,970,000
Cost of goods sold (including depreciation, depletion and amortization)			10,053,000		95,884,000
Gross profit			21,717,000		83,086,000
Operating costs and expenses:
General and administrative expenses			3,757,000		19,096,000
Exploration expense			121,000		47,000
Accretion of asset retirement obligation			102,000		228,000
Income from operations			17,737,000		63,715,000
Other income (expense):
Other income			0		0
Interest expense			(320,000)		(3,671,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			17,417,000		60,044,000
Income attributable to non-controlling interest			23,000		(274,000)
Net income			17,440,000		59,770,000
Successor | Common Units
Earnings per unit:
Earnings per unit, basic and diluted (in dollars per share)			$ 0.68		$ 2.08
Weighted average limited partner units outstanding:
Weighted average limited partnership units outstanding, basic and diluted (in shares)			13,640,351		14,527,914
Successor | Subordinated Units
Earnings per unit:
Earnings per unit, basic and diluted (in dollars per share)			$ 0.68		$ 2.08
Weighted average limited partner units outstanding:
Weighted average limited partnership units outstanding, basic and diluted (in shares)			13,640,351		13,640,351
Predecessor
Revenues				46,776,000		20,353,000
Cost of goods sold (including depreciation, depletion and amortization)				13,336,000		6,447,000
Gross profit				33,440,000		13,906,000
Operating costs and expenses:
General and administrative expenses				4,631,000		2,324,000
Exploration expense				539,000		381,000
Accretion of asset retirement obligation				16,000		28,000
Income from operations				28,254,000		11,173,000
Other income (expense):
Other income				6,000		0
Interest expense				(3,240,000)		(1,893,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				25,020,000		9,280,000
Income attributable to non-controlling interest				0		0
Net income				$ 25,020,000		$ 9,280,000